Income Taxes (Summary of Income Taxes) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Income Taxes
Current		$ 0.3	[1]	$ 0.5	$ 0.4
Deferred		0.1	[1]	0.3	0.1
Total	[1]	$ 0.4		$ 0.8	$ 0.5

[1]	Financial information has been retrospectively adjusted for the Sweeny Fractionator Acquisition.